Commitments and Contingencies (Details Narrative) $ / shares in Units, $ in Millions																			1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 01, 2025 EUR (€)	Dec. 15, 2024	Sep. 27, 2024 USD ($) shares	Jul. 28, 2024 shares	May 01, 2024 shares	Mar. 25, 2024 shares	Mar. 08, 2024 USD ($)	Feb. 09, 2024 $ / shares shares	Dec. 10, 2023 USD ($) $ / shares shares	Nov. 15, 2023 USD ($)	Sep. 12, 2023 USD ($) shares	Jun. 23, 2023 USD ($)	Mar. 01, 2023	Dec. 06, 2022 $ / shares shares	Oct. 10, 2022 USD ($) ft²	Apr. 01, 2022 EUR (€)	Mar. 14, 2022 shares	Jul. 22, 2021 USD ($)	Nov. 26, 2024 USD ($)	Nov. 06, 2024 USD ($) shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 03, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Aug. 12, 2024	Jul. 26, 2024 $ / shares shares	Apr. 19, 2024 USD ($)	Apr. 18, 2024 $ / shares	Feb. 21, 2024 $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Aug. 31, 2023 USD ($) shares	Jun. 07, 2021 USD ($)
Loss Contingencies [Line Items]
Lease agreement description															As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease
Operating lease, term of contract, lease initial term													48 months
Lease terms, operating leases annual increase in rent															3.00%
Lease payment																								$ 730,000	$ 707,000	$ 1,424,000	$ 1,759,000
Damages sought value										$ 600,000
Bonus										$ 150,000
Issuance of common stock in lieu of cash per settlement agreement , shares | shares																								223,583	417	14,589	59,883
Remaining expected commitments																					$ 500,000			$ 500,000		$ 300,000
Payment period												2 years
Warrants | shares																																	58,235						46,972
Share Price | $ / shares																										$ 240.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																										$ 18.24
Principal amount																					975,000			975,000		$ 3,000,000	$ 2,500,000
Payments of financing costs																								381,000	$ 781,000	1,554,000	2,156,000
Debt Instrument, Increase, Accrued Interest																								445,000		821,000	388,000
Stock Issued During Period, Value, Conversion of Units																											$ 9,601,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares																											1,650
Mr Camaisa [Member]
Loss Contingencies [Line Items]
Deferred compensation equity																																							$ 700,000
Warrants | shares																																							3,915
Mr Leftwich [Member]
Loss Contingencies [Line Items]
Deferred compensation equity																																							$ 500,000
Interest rate																																14.00%							24.00%
Mr.Kalajian [Member]
Loss Contingencies [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares											391
Deferred Compensation Liability, Current											$ 333,000
Mr Leftwich [Member] | Settlement Of Deferred Compensation [Member]
Loss Contingencies [Line Items]
Deferred compensation and accrued interest amount in cash																													$ 600,000
Investor [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares				417
Common Stock [Member]
Loss Contingencies [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares					1,162																	223,583					13
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																	$ 17.172		$ 48.00
Stock Issued During Period, Value, Conversion of Units
Stock Issued During Period, Shares, Conversion of Units | shares																											59,883
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares																											1,650
San Diego Lease Agreement [Member]
Loss Contingencies [Line Items]
Area of land | ft²															15,197
Payments for rent															$ 100,000
Lease payment															100,000
Letter of credit amount															100,000
San Diego Lease Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Guaranty of lease, value															$ 900,000
Stem Vac Office Lease Agreement [Member]
Loss Contingencies [Line Items]
Payments for rent | €																€ 4,047
Operating lease expense																					$ 400,000		$ 400,000	$ 800,000	800,000	1,500,000	$ 1,600,000
Stem Vac Office Lease Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payments for rent | €	€ 2,976
Northwestern Agreement [Member]
Loss Contingencies [Line Items]
Other commitment																																								$ 10,000,000
Other commitments, description		a non-creditable and non-refundable one-time milestone payment of $0.3 million upon reaching an aggregate of $2.0 million of net sales of a licensed product; (b) a non-creditable and nonrefundable one-time milestone payment of $0.5 million upon reaching an aggregate of $10.0 million of net sales of a licensed product; and (c) sublicensing royalty of 20% of any sublicensing revenue resulting from the grant of rights hereunder.
Other commitments, description		a non-creditable and non-refundable one-time milestone payment of $250,000 upon reaching an aggregate of $2,000,000 of net sales of a licensed product; (b) a non-creditable and nonrefundable one-time milestone payment of $500,000 upon reaching an aggregate of $10,000,000 of net sales of a licensed product; and (c) sublicensing royalty of twenty percent (20%) of any sublicensing revenue resulting from the grant of rights hereunder.
License Agreement [Member]
Loss Contingencies [Line Items]
Payments for royalties																		$ 18,700,000
Separation And Release Agreement [Member] | George Ng [Member]
Loss Contingencies [Line Items]
Payment to related party												$ 500,000											$ 50,000		$ 50,000
Commitment fee percentage												8.00%
Accrued expenses and other current liabilities																										400,000
Standby Equity Purchase Agreement [Member]
Loss Contingencies [Line Items]
Commitment Fee									$ 300,000
[custom:StructuringFee]									$ 25,000
Stock issued during period shares commitment fees shares | shares									1,157
Standby Equity Purchase Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Proceeds from issuance of common stock									$ 25,000,000.0
Shares issued price per share | $ / shares									$ 0.0001
Equity purchase description									(i) an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an advance notice, or (ii) 41,667 shares. For the SEPA to be utilized, the shares underlying the agreement need to be registered on a Form S-1 filed with the SEC.
Shares issued | shares									25,000,000.0
Standby Equity Purchase Agreement [Member] | Common Stock [Member] | Yorkville [Member]
Loss Contingencies [Line Items]
Payments for fees									$ 25,000
Shares issued | shares									1,157
Terminated Physician Agreement [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Fee Expense																												$ 200,000
Option to purchase common stock | $ / shares																												$ 463.20
Terminated Physician Agreement [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares																	25,000
Terminated Physician Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Shares issued | shares														417														2,084
Share Price | $ / shares														$ 463.20
Number of shares, options to purchase | shares														834														8,334
Exercise price per share | $ / shares														$ 463.20														$ 30.00
Issuance of Stock and Warrants for Services or Claims																												$ 5,000,000.0
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Discount rate							94.00%
Convertible Notes Payable, Current																										1,500,000
Settlement Agreement [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares								1,667
Warrants | shares								3,334																												3,334
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 158.40																												$ 158.40
Warrants and Rights Outstanding, Term								5 years																									3 years
Convertible Promissory Note Purchase Agreement [Member]
Loss Contingencies [Line Items]
Unasserted Claim							$ 1,500,000																				1,500,000
Discount rate							6.00%
Payments of financing costs							$ 8,000,000.0
Interest rate							150.00%
Convertible Notes Payable, Current																																		$ 1,500,000
Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member]
Loss Contingencies [Line Items]
Payments of financing costs							$ 2,000,000.0
Convertible Promissory Note Purchase Agreement [Member] | 2024 Loan [Member]
Loss Contingencies [Line Items]
Principal amount							2,000,000.0
Convertible Promissory Note Purchase Agreement [Member] | 2024 Notes [Member]
Loss Contingencies [Line Items]
Principal amount			$ 200,000				$ 3,500,000													$ 1,800,000
Debt Instrument, Increase, Accrued Interest			11,000																	$ 118,000
Stock Issued During Period, Value, Conversion of Units			$ 2,000,000.0																$ 2,000,000.0
Stock Issued During Period, Shares, Conversion of Units | shares			15,401																	139,921
Manufacturing And Other Supplier Agreements [Member] | Vendors [Member]
Loss Contingencies [Line Items]
Contractual Obligation																										7,000,000.0	7,300,000
Manufacturing And Other Supplier Agreements [Member] | Vendors [Member] | AUSTRALIA
Loss Contingencies [Line Items]
Other commitment																										1,600,000	2,000,000.0				$ 2.4							$ 2.9
Manufacturing And Other Supplier Agreements [Member] | Vendors [Member] | Europe [Member]
Loss Contingencies [Line Items]
Other commitment																										900,000	900,000			€ 800,000							€ 800,000
Accounts payable and accrued expenses and other current liabilities																										$ 6,700,000	$ 6,100,000
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares						417